Fair value measurement - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	$ 4,264	$ 4,685
Derivative liabilities	4,401	4,319
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,257)	(11,115)
Netting	(10,047)	(10,869)
Fair Value, Measurements, Recurring | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,489	13,217
Fair Value, Measurements, Recurring | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	638	793
Fair Value, Measurements, Recurring | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,141	2,168
Fair Value, Measurements, Recurring | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,257)	(11,115)
Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,257)	(11,115)
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	268	192
Subtotal assets of consolidated investment management funds, at fair value	$ 18,070	$ 17,784
Percentage of assets prior to netting	20.00%	18.00%
Subtotal liabilities of consolidated investment management funds, at fair value	$ 356	$ 433
Percentage of liabilities prior to netting	2.00%	3.00%
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 17,094	$ 15,723
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	14,307	12,832
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	66	35
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3	4
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	842	886
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,876	1,966
Fair Value, Measurements, Recurring | Level 1 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	240	1,232
Trading assets	244	1,257
Fair Value, Measurements, Recurring | Level 1 | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	268	192
Fair Value, Measurements, Recurring | Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	$ 17,606	$ 17,172
Percentage of assets prior to netting	19.00%	18.00%
Fair Value, Measurements, Recurring | Level 1 | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	$ 296	$ 455
Other assets	168	157
Subtotal assets of consolidated investment management funds, at fair value	464	612
Trading liabilities		0
Other liabilities	3	1
Subtotal liabilities of consolidated investment management funds, at fair value	3	1
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans		422
Other assets	857	778
Subtotal assets of consolidated investment management funds, at fair value	$ 74,098	$ 79,359
Percentage of assets prior to netting	80.00%	82.00%
Subtotal liabilities of consolidated investment management funds, at fair value	$ 15,355	$ 15,934
Percentage of liabilities prior to netting	98.00%	97.00%
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 56,728	$ 60,144
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	359	387
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,423	13,182
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,378	4,046
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	22,736	23,501
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	638	793
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	513	1,061
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	928	1,392
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	6,449	4,020
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,598	2,351
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,727	2,893
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,396	1,752
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,961	2,775
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	265	202
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,357	1,789
Fair Value, Measurements, Recurring | Level 2 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,013	2,167
Trading assets	15,746	17,226
Fair Value, Measurements, Recurring | Level 2 | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	73	62
Fair Value, Measurements, Recurring | Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	$ 73,331	$ 78,570
Percentage of assets prior to netting	81.00%	82.00%
Fair Value, Measurements, Recurring | Level 2 | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	$ 683	$ 773
Other assets	84	16
Subtotal assets of consolidated investment management funds, at fair value	767	789
Trading liabilities	282	229
Other liabilities	30	16
Subtotal liabilities of consolidated investment management funds, at fair value	312	245
Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,257)	(11,115)
Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(6,047)	(8,071)
Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(4,172)	(2,981)
Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(38)	(63)
Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4	25
Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4	10
Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	15
Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	13,733	15,059
Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	7,583	10,034
Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	6,104	4,905
Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	46	120
Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	784	716
Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	415	497
Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	369	219
Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,047)	(10,869)
Parent Company | Fair Value, Measurements, Recurring | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,047)	(10,869)
Parent Company | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal liabilities of consolidated investment management funds, at fair value	$ 353	$ 432
Percentage of liabilities prior to netting	2.00%	3.00%
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	$ 349	$ 422
Trading liabilities	353	432
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Total other liabilities - derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging	0
Parent Company | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	363	359
Subtotal liabilities of consolidated investment management funds, at fair value	$ 15,043	$ 15,689
Percentage of liabilities prior to netting	98.00%	97.00%
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	$ 236	$ 152
Trading liabilities	14,083	14,938
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Total other liabilities - derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging	597
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(10,047)	(10,869)
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(6,634)	(8,235)
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(3,363)	(2,567)
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(50)	(67)
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4	10
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4	5
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 1 | Total trading liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	5
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	13,847	14,786
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	7,629	9,957
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	6,103	4,682
Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total trading liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	115	147
Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other liabilities - derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		392
Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other liabilities - derivative liabilities designated as hedging | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	545	372
Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Level 2 | Total other liabilities - derivative liabilities designated as hedging | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	52	20
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans	62,564	61,267
Other assets	5,934	7,633
Subtotal assets of consolidated investment management funds, at fair value	208,331	264,934
Long-term debt	24,100	21,188
Carrying Amount | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans		422
Other assets	1,339	1,087
Subtotal assets of consolidated investment management funds, at fair value	82,125	86,145
Subtotal liabilities of consolidated investment management funds, at fair value	5,664	5,498
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	73,822	75,867
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	14,307	12,832
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	359	387
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,489	13,217
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,378	4,046
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	22,736	23,501
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	638	793
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	513	1,061
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	928	1,392
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	6,449	4,020
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,598	2,351
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,727	2,893
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3	4
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	842	886
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,396	1,752
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,961	2,775
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,141	2,168
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,357	1,789
Carrying Amount | Fair Value, Measurements, Recurring | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,253	3,399
Trading assets	5,733	7,368
Carrying Amount | Fair Value, Measurements, Recurring | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	341	254
Carrying Amount | Fair Value, Measurements, Recurring | Other assets measured at net asset value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	214	117
Carrying Amount | Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	80,894	84,744
Carrying Amount | Fair Value, Measurements, Recurring | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	979	1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,231	1,401
Trading liabilities	282	229
Other liabilities	33	17
Subtotal liabilities of consolidated investment management funds, at fair value	315	246
Carrying Amount | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,480	3,969
Carrying Amount | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,540	1,973
Carrying Amount | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,932	1,924
Carrying Amount | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8	72
Carrying Amount | Designated as hedging | Fair Value, Measurements, Recurring | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	784	716
Carrying Amount | Designated as hedging | Fair Value, Measurements, Recurring | Total other assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	415	497
Carrying Amount | Designated as hedging | Fair Value, Measurements, Recurring | Total other assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	369	219
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	363	359
Subtotal liabilities of consolidated investment management funds, at fair value	5,349	5,252
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	585	574
Trading liabilities	4,389	4,501
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Total other liabilities - derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging	597
Carrying Amount | Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,804	3,927
Carrying Amount | Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	999	1,727
Carrying Amount | Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	2,740	2,115
Carrying Amount | Parent Company | Not designated as hedging | Fair Value, Measurements, Recurring | Total trading liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	65	85
Carrying Amount | Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Total other liabilities - derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		392
Carrying Amount | Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Total other liabilities - derivative liabilities designated as hedging | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	545	372
Carrying Amount | Parent Company | Designated as hedging | Fair Value, Measurements, Recurring | Total other liabilities - derivative liabilities designated as hedging | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 52	$ 20